EuroPacific Growth Fund® Summary prospectus June 1, 2013

Class A	B	C	F-1	F-2	529-A	529-B	529-C
AEPGX	AEGBX	AEPCX	AEGFX	AEPFX	CEUAX	CEUBX	CEUCX

529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
CEUEX	CEUFX	RERAX	RERBX	RERCX	REREX	RERFX	RERGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s pro-
spectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated June 1, 2013, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 55 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.21	0.99	0.99
Other expenses	0.20	0.17	0.21	0.18	0.17	0.28	0.30	0.29
Total annual fund operating expenses	0.86	1.59	1.63	0.85	0.59	0.91	1.71	1.70

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.74	0.50	0.25	none	none
Other expenses	0.25	0.28	0.19	0.44	0.22	0.18	0.13	0.08
Total annual fund operating expenses	1.17	0.70	1.61	1.60	1.14	0.85	0.55	0.50
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

EuroPacific Growth Fund / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$658	$834	$1,024	$1,575
B	662	902	1,066	1,693
C	266	514	887	1,933
F-1	87	271	471	1,049
F-2	60	189	329	738
529-A	682	888	1,108	1,734
529-B	694	977	1,185	1,908
529-C	293	574	980	2,107
529-E	139	411	701	1,522
529-F-1	91	263	448	976
R-1	164	508	876	1,911
R-2	163	505	871	1,900
R-3	116	362	628	1,386
R-4	87	271	471	1,049
R-5	56	176	307	689
R-6	51	160	280	628

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$162	$502	$866	$1,693
C	166	514	887	1,933
529-B	194	577	985	1,908
529-C	193	574	980	2,107

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

EuroPacific Growth Fund / Summary prospectus 2

Principal investment strategies

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer’s classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer’s country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with emerging or developing economies and/or markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

EuroPacific Growth Fund / Summary prospectus 3

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

EuroPacific Growth Fund / Summary prospectus 4

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	4/16/1984	12.34%	–2.55%	9.39%	11.17%
− After taxes on distributions		12.28	–2.71	8.98	N/A
− After taxes on distributions and sale of fund shares		8.60	–2.00	8.48	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	13.36%	–2.48%	9.40%	3.29%
C	3/15/2001	17.29	–2.16	9.17	5.89
F–1	3/15/2001	19.20	–1.41	10.01	6.60
F–2	8/1/2008	19.54	N/A	N/A	2.10
529–A	2/15/2002	12.28	–2.59	9.35	7.42
529–B	2/19/2002	13.20	–2.59	9.25	7.52
529–C	2/15/2002	17.22	–2.22	9.08	7.11
529–E	3/7/2002	18.83	–1.72	9.65	7.20
529–F–1	9/16/2002	19.39	–1.23	10.13	10.07
R–1	6/17/2002	18.30	–2.16	9.16	7.37
R–2	5/31/2002	18.32	–2.17	9.15	6.91
R–3	5/21/2002	18.89	–1.68	9.69	7.29
R–4	6/7/2002	19.22	–1.40	10.01	7.96
R–5	5/15/2002	19.57	–1.10	10.34	7.96
R–6	5/1/2009	19.64	N/A	N/A	12.73

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.83%	–2.89%	9.74%	N/A
Lipper International Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	17.74	–3.25	8.38	9.06%
MSCI EAFE® Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.32	–3.69	8.21	8.65

EuroPacific Growth Fund / Summary prospectus 5

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja President and Trustee	12 years	Senior Vice President – Capital World Investors
Mark E. Denning Executive Vice President	22 years	Senior Vice President – Capital Research Global Investors
Stephen E. Bepler Senior Vice President	29 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles Senior Vice President	7 years	Senior Vice President – Capital World Investors
Sung Lee Senior Vice President	11 years	Senior Vice President – Capital Research Global Investors
Robert W. Lovelace Senior Vice President	19 years	Senior Vice President – Capital International Investors
Nicholas J. Grace Vice President	11 years	Senior Vice President – Capital World Investors
Jesper Lyckeus Vice President	9 years	Senior Vice President – Capital Research Global Investors
Andrew B. Suzman	6 years	Senior Vice President – Capital World Investors
Christopher M. Thomsen	5 years	Senior Vice President – Capital Research Global Investors
EuroPacific Growth Fund / Summary prospectus 6

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-016-0613P Litho in USA CGD/RRD/8007	Investment Company File No. 811-03734

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY